OTHER EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Changes in asset retirement obligations at closed sites	$ 7.3	$ 7.5
Write-down of assets	9.2	2.5
Other	5.0	8.3
Other expenses (income)	$ 21.5	$ 18.3